                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   Form N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.
                                                                _____
POST-EFFECTIVE AMENDMENT NO. 2                                    X
                                                                _____



                           VAN ECK/CHUBB FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

              99 Park Avenue, 8th Floor, New York, New York 10016
                   (Address of Principal Executive Offices)

                                 212-687-5200
                       (Area Code and Telephone Number)

                              Thomas Elwood, Esq.
                        Van Eck Associates Corporation
              99 Park Avenue, 8th Floor, New York, New York 10016
                    (Name and Address of Agent for Service)

            Copy to: Philip H. Newman, Esq., Goodwin Procter & Hoar, LLP
                 Exchange Place, Boston, Massachusetts  02109
      __________________________________________________________________


     No filing fee is required because the Registrant has heretofore declared its intention to register an indefinite number of shares of common stock, $.01 par value, of the Van Eck/Chubb Global Income Fund series, pursuant to Rule 24f-2.

                           VAN ECK/CHUBB FUNDS, INC.

                              Cross-Reference Sheet
            Pursuant to Rule 481(a) under the Securities Act of 1933

Form N-14 Item No.     Location in Proxy Statement/Prospectus*
-----------------      --------------------------------------

PART A
1.                     Cover Page of Registration Statement; Prospectus Cover
                       Page

2.                     Table of Contents

3.                     Synopsis; Special Considerations and Risk Factors

4.                     Synopsis, The Reorganization

5.                     Prospectus Cover Page; Synopsis; and Additional
                       Information*

6.                     Prospectus Cover Page; Synopsis; Additional Information*

7. Notice of Special Meeting; Introduction; Synopsis; The Reorganization; Van Eck/Chubb Global Income Fund; Global Income Fund; Information Concerning Special Meeting; Additional Information

8.                     Not Applicable

9.                     Not Applicable

PART B

10.                    Cover Page of Statement of Additional Information

11.                    Table of Contents

12.                    General Information**

13.                    General Information**

14.                    Financial Statement


-------------

* The Proxy Statement/Prospectus is incorporated by reference to the Registration Statement on Form N-14 and Post-Effective Amendment No. 1 to the Registration statement on Form N-14, filed previously with the Commission.

** Reference is also made to the sections of the Registrant's currently effective Registration Statement on Form N-1A, as amended, required by these Items to the Form N-14.

        The Proxy Statement/Prospectus (Parts A and B) and Part C of the Van Eck/Chubb Funds, Inc. Registration Statement on Form N-14 are incorporated by reference to the Registration Statement on Form N-14 and Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Van Eck/Chubb Funds, Inc. filed previously with the Commission.

                          GOODWIN, PROCTER & HOAR LLP

                              COUNSELLORS AT LAW
                                EXCHANGE PLACE
                       BOSTON, MASSACHUSETTS 02109-2881

                                                        TELEPHONE (617) 570-1000
                                                       TELECOPIER (617) 523-1231




                                 April 24, 1998



Van Eck Funds
Van Eck/Chubb Funds, Inc.
99 Park Avenue
New York, New York 10016

Ladies and Gentlemen:

     We have acted as counsel to Van Eck Funds (the "Trust") and Van Eck/Chubb Funds, Inc. (the "Company") in connection with the proposed acquisition of the assets of a series of the Trust by a series of the Company, pursuant to an Agreement and Plan of Reorganization and Liquidation (the "Plan") described in the prospectus and proxy statement relating to the Plan included as part of the Registration Statement on Form N-14 of the Company filed February 19, 1998 with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act"), as amended by Post-Effective Amendment No. 1 filed March 30, 1998 (the "Registration Statement"). You have requested our opinion as to certain federal income tax consequences of the transactions contemplated by the Plan.

     In rendering this opinion, we have reviewed such documents and materials as we have considered necessary for the purpose of rendering this opinion. We have made inquiry as to the underlying facts which we considered to be relevant to the conclusions set forth in this letter. The opinions expressed in this letter are based upon certain factual statements relating to the Company and the Trust set forth in the Registration Statement and certain representations set forth below that have been confirmed to us in representation letters from the Company and the Trust dated as of the date hereof for our use in rendering the opinions set forth herein. Capitalized terms used herein and not otherwise defined shall have the meanings given them in the Plan.

     The discussion and conclusions set forth below are based upon the Internal Revenue Code of 1986, as amended (the "Code")/1/, the Treasury Regulations and existing administrative


-----------
/1/ All section references contained herein are to the Code.

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 2

and judicial interpretations thereof, all of which are subject to change. No assurance can therefore be given that the federal income tax consequences described below will not be altered in the future, including on or before the date of the Closing, and we do not assume responsibility to provide notice or advice to any person or entity regarding any such changes or altered tax consequences.


I.  Background and Facts.
    --------------------

     The Company is an open-end management investment company registered under the Investment Trust Act of 1940, as amended (the "Act"). The Company consists of a number of separate portfolios of securities, including Van Eck/Chubb Global Income Fund (the "Acquiring Fund"). The Company is organized as a Maryland corporation. The Company operates as a series company pursuant to Rule 18f-2 under the Act. The Acquiring Fund intends to acquire the assets of Global Income Fund (the "Acquired Fund"), a portfolio series of the Trust. The Trust, a Massachusetts business trust, is an open-end management investment company registered under the Act.

     The Acquired Fund invests in securities which are of the character in which the Acquiring Fund invests. The investment objective of the Acquiring Fund is to seek high current income and capital appreciation by investing primarily in debt securities of foreign and domestic issuers. The investment objective of the Acquired Fund is to seek high total return through a flexible policy of investing globally, primarily in debt securities. Currently, both Funds are invested primarily in debt securities issued by U.S. and foreign government, government-related and corporate entities.


II.  The Plan of Reorganization.
     --------------------------

     Subject to the terms and conditions set forth in the Plan, the Trust on behalf of the Acquired Fund shall transfer all of the assets of the Acquired Fund, and assign all Assumed Liabilities (as hereinafter defined) to the Acquiring Fund, and the Company on behalf of the Acquiring Fund shall acquire all such assets, and shall assume all such Assumed Liabilities, upon delivery to the Trust on behalf of the Acquired Fund of New Shares having a net asset value equal to the value of the net assets of the Acquired Fund transferred (the "New Shares"). "Assumed Liabilities" shall mean all liabilities, including all expenses, costs, charges and reserves, reflected in an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the New Shares and the value of the net assets of the Acquired Fund to be transferred shall be determined as of the close of regular trading on the

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 3


New York Stock Exchange on the business day next preceding the Closing (the "Valuation Date") using the valuation procedures set forth in the then current prospectus and statement of additional information of the Acquiring Fund. All Assumed Liabilities of the Acquired Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. In addition, at or prior to the Closing, the Acquired Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing.

     At or as soon as practicable after the Closing, the Acquired Fund will be liquidated and the New Shares that have been delivered to the Trust on behalf of the Acquired Fund will be distributed to the shareholders of the Acquired Fund, each shareholder to receive New Shares of the corresponding class equal to the pro rata portion of shares of beneficial interest of the Acquired Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Acquired Fund and representing the respective pro rata number of New Shares due such shareholder. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Acquired Fund. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Acquired Fund will be deemed for all purposes to evidence ownership of the number of New Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of the Acquired Fund will be rendered nonnegotiable; upon special request and surrender of such certificates to DST Systems, Inc. as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of New Shares issuable with respect thereto. All other shares of the Acquiring Fund are held of record in book entry form and no certificates for such shares will be issued.

     The Board of Trustees of the Acquired Fund, including those Trustees who are not "interested persons" of the Trust as defined in the Act, has determined that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization would be in the best interests of the shareholders of the Acquired Fund. The Board of Directors of the Company has reached similar conclusions with respect to the Acquiring Fund and has also approved the Reorganization with respect to the Acquiring Fund.

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 4


III.  Representations.
      ---------------

     The following representations have been made by the Company, on behalf of the Acquiring Fund, and by the Trust, on behalf of the Acquired Fund, with respect to the Reorganization:

     (a) As of the Closing, the fair market value of the New Shares to which each shareholder of the Acquired Fund is entitled will approximately equal the fair market value of the shares of the Acquired Fund such shareholder will surrender.

     (b) As of the Closing, there will be no plan or intention by the shareholders of the Acquired Fund who own five percent (5%) or more of its stock, if any, and, to the best of the knowledge of the directors of the Company there will be no plan or intention on the part of the other shareholders of the Acquired Fund, to sell, exchange or otherwise dispose of a number of New Shares received in the Reorganization that would reduce the Acquired Fund's Shareholders' ownership of the New Shares to a number of shares having a value, as of the Closing, of less than fifty percent (50%) of the value of all of the formerly outstanding shares of the Acquired Fund as of the Closing. There will be no appraisal or dissenters' rights, and the Acquiring Fund will not pay cash in lieu of fractional New Shares in connection with the Reorganization. Moreover, shares of the Acquired Fund that are sold, redeemed or disposed of prior to the Reorganization will be taken into account for purposes of this representation if such shares are sold, redeemed or disposed of in anticipation of the Reorganization. New Shares acquired by the Acquired Fund's Shareholders that are sold, redeemed or disposed of after the Reorganization but pursuant to a pre-arranged plan also will be taken into account.

     (c) The Acquiring Fund will acquire at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by the Acquired Fund immediately prior to the Reorganization. For purposes of this representation, amounts, if any, paid by or on behalf of the Acquired Fund for reorganization expenses, amounts, if any, paid by the Acquired Fund to shareholders who receive cash or other property and all redemptions and distributions made by the Acquired Fund immediately preceding or in contemplation of the transfer will be included as assets of the Acquired Fund immediately prior to the Reorganization.
However, (i) regular distributions and redemptions occurring in the ordinary course of the Acquired Fund's business as an open-end management investment company and (ii) distributions made to shareholders of the Acquired Fund prior to the Reorganization in order to pay out all of the Acquired Fund's (a) investment company taxable income (before the deduction for dividends paid under section 852(b)(2)(D)) and (b) net capital gain (after reduction for any capital loss carryover) will be excluded.

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 5

     (d) As of the Closing, the Acquiring Fund will have no plan or intention to redeem or otherwise reacquire any New Shares issued in the Reorganization except as required by the Act.

     (e) As of the Closing, the Acquiring Fund will have no plan or intention to sell or otherwise dispose of any of the Assets of the Acquired Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business or to maintain its qualification as a regulated investment company under section 851.

     (f) As soon as practicable after the Closing, the Acquired Fund will, in pursuance of the Plan, distribute the New Shares it receives in the Reorganization and its other properties, if any, and thereupon will cancel all of its issued and outstanding shares.

     (g) In no event will the Acquiring Fund dispose of assets that in the aggregate will result in less than fifty percent (50%) of the historic business assets of the Acquired Fund being used in the business of the Acquiring Fund. For purposes of this representation, assets disposed of by the Acquired Fund prior to and in anticipation of the Reorganization will be treated as part of the historic business assets of the Acquired Fund.

     (h) As of the Closing, there will be no intercorporate indebtedness existing between the Acquiring Fund and the Acquired Fund.

     (i) Each of the Acquired Fund and the Acquiring Fund has qualified as a separate association taxable as a corporation for federal income tax purposes under section 851(h) in each taxable year and will qualify as such as of the Closing.

     (j) The Acquiring Fund has elected to be treated as a regulated investment company under section 851, has qualified as such for each taxable year and will qualify as such as of the Closing. The Acquired Fund has elected to be treated as a regulated investment company under section 851, has qualified as such for each taxable year and will qualify as such as of the Closing. In order (i) to ensure continued qualification of the Acquired Fund as a regulated investment company for federal income tax purposes and (ii) to eliminate any tax liability of the Acquired Fund arising by reason of undistributed investment company taxable income or net capital gain, the Acquired Fund has declared or will declare and will pay to its shareholders of record on or prior to the Closing a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) all of its investment company taxable income for the last full taxable year of the Acquired Fund and any subsequent short taxable year ending on the Closing (computed without regard to any deduction for dividends paid) and (ii) all of its net capital gain realized in the final full taxable year of the Acquired Fund and any

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 6

subsequent short taxable year ending on the Closing (after reduction for any capital loss carryover).

     (k) The expenses incurred in connection with entering into and carrying out the provisions of the Plan, whether or not the Reorganization is consummated, will be shared evenly by Chubb Asset Managers, Inc. and Van Eck Associates Corporation, other than any fees payable to the Commission in connection with the registration of New Shares under the Securities Act or any filing or notification fees payable to the Commission or any state securities commission in connection with the transactions described in the Plan, which fees shall be payable by the Fund required to pay such fees. All such expenses will be solely and directly related to the Reorganization. No cash will be transferred from the Acquiring Fund to the Acquired Fund for the purposes of paying any reorganization expenses of the Acquired Fund. The shareholders of the Acquired Fund and the Acquiring Fund will pay their own expenses, if any, incurred in connection with the Reorganization.

     (l) As of the Closing, the Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any shares of the Acquired Fund.

     (m) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund and the liabilities to which the transferred assets of the Acquired Fund will be subject, if any, have been incurred by the Acquired Fund in the ordinary course of its business.

     (n) The fair market value of the assets of the Acquired Fund to be transferred to the Acquiring Fund equals or exceeds the sum of the liabilities to be assumed by the Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets will be subject.

     (o) As of the Closing, neither the Acquiring Fund nor the Acquired Fund is under the jurisdiction of a court in a Title 11 or a similar case within the meaning of section 368(a)(3)(A).

     (p) The Acquired Fund has not distributed and will not distribute to its shareholders in pursuance of the Plan any "appreciated property" within the meaning of section 361(c)(2).

     (q) Shareholders of the Acquired Fund will not be in control (within the meaning of section 368(a)(2)(H) and section 304(c)) of the Acquiring Fund after the Reorganization.

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 7

IV.  Opinion.
     -------

     Based upon the foregoing, it is our opinion with respect to the Reorganization that:

     (i) The transfer of all or substantially all of the Acquired Fund's Assets solely in exchange for the New Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund, and the distribution of such Shares to the shareholders of the Acquired Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C). The Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of section 368(b).

     (ii) No gain or loss will be recognized by the Acquired Fund on the transfer of the Acquired Fund's Assets to the Acquiring Fund in exchange for the New Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund or upon the distribution of the New Shares to the Acquired Fund's Shareholders in exchange for their shares of the Acquired Fund.

     (iii) The tax basis of the Acquired Fund's Assets acquired by the Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such Assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the Assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those Assets were held by the Acquired Fund.

     (iv) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Acquired Fund solely in exchange for the New Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund.

     (v) No gain or loss will be recognized by shareholders of the Acquired Fund upon the receipt of the New Shares by such shareholders, provided such shareholders receive solely New Shares (including fractional shares) in exchange for their Acquired Fund's Shares.

     (vi) The aggregate tax basis of the New Shares, including any fractional shares, received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund's Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the New Shares, including fractional shares, to be received by each shareholder of the Acquired Fund will include the period during which the Acquired Fund's Shares exchanged therefor were held by such shareholder (provided that the Acquired Fund's Shares were held as a capital asset on the date of the Reorganization).

                          GOODWIN, PROCTER & HOAR LLP

Van Eck Funds
Van Eck/Chubb Funds, Inc.
April 24, 1998
Page 8

     This opinion has been issued to and may be relied upon solely by the addressees hereof in connection with the consummation of the transactions contemplated by the Plan.

                                    Very truly yours,


                                    /s/ GOODWIN, PROCTER & HOAR  LLP

                                    GOODWIN, PROCTER & HOAR  LLP

                                  SIGNATURES
                                  ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-14 to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 19th day of May, 1998.




                                                Van Eck/Chubb Funds, Inc.



                                                By: /s/ Michael O'Reilly
                                                    ----------------------------
                                                    Michael O'Reilly, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                           Title                             Date

/s/ Michael O'Reilly          President, Director                    5/19/98
--------------------
    Michael O'Reilly


/s/ Bruce J. Smith            Chief Financial Officer                5/19/98
--------------------
    Bruce J. Smith


/s/ Jeremy H. Biggs           Director                               5/19/98
--------------------
    Jeremy H. Biggs


/s/ Wesley G. McCain          Director                               5/19/98
---------------------
    Wesley G. McCain



/s/ David J. Olderman         Director                               5/19/98
---------------------
    David J. Olderman


/s/ John C. van Eck           Director                               5/19/98
---------------------
    John C. van Eck